Acquisitions and dispositions - Results of discontinued operations (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Total revenues	$ 65,562	$ 67,841	$ 65,562	$ 132,949
Total expenses	(48,997)	(48,735)	(48,997)	(97,330)
Income from discontinued operations before income taxes	16,565	19,106	16,565	35,619
Provision for income taxes	(2,616)	(2,890)	(2,616)	(5,056)
Income from discontinued operations, net of tax	13,949	16,216	13,949	30,563	$ 0	$ 0
Less: Income attributable to noncontrolling interests - discontinued operations	(10,231)	(11,434)	(10,231)	(22,417)
Income from discontinued operations attributable to Class A shareholders	$ 3,718	$ 4,782	$ 3,718	$ 8,146